Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable	Note 5. Accounts Receivable As of June 30, 2023 and December 31, 2022, accounts receivable was $52,761 and determined to be fully collectible.	Note 5. Accounts Receivable At December 31, 2022 and 2021, accounts receivable was $52,761 and $55,169, respectively, and determined to be fully collectible.